State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF Annual Fund Operating Expenses - State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF - State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.30%	[1]

[1]	The Fund's “Other expenses” and “Total annual Fund operating expenses” have been restated to reflect current fees. Amounts do not reflect non-recurring expenses incurred during the prior fiscal year.